INCOME TAXES (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax statutory rate	0.00%
Effective Income Tax Rate Reconciliation, Percent	12.00%	17.00%
Unrecognized Tax Benefits, Period Increase (Decrease)	$ 1.0
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax statutory rate	10.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax statutory rate	35.00%